Average Annual Total Returns - ETF - Vanguard SP Mid-Cap 400 Growth Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV Since Inception	ETF Shares Based on NAV Inception Date	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions Since Inception	ETF Shares Return After Taxes on Distributions Inception Date	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price Since Inception	ETF Shares Based on Market Price Inception Date	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P MidCap 400 Growth Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	26.12%	9.54%	13.23%	Sep. 07, 2010	25.71%	9.23%	12.98%	Sep. 07, 2010	15.65%	7.47%	11.00%	Sep. 07, 2010	26.24%	9.53%	13.23%	Sep. 07, 2010	26.29%	9.72%	13.43%	Sep. 07, 2010	30.90%	11.18%	14.46%	Sep. 07, 2010